CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Nov. 30, 2019	Mar. 01, 2019	Feb. 28, 2019	Feb. 28, 2018
Current Assets
Cash and cash equivalents	$ 17,132	$ 19,494	$ 20,548		$ 48,873
Restricted cash	41,325	28,934			30,515
Accounts receivable - net of allowance of $1,288 and $1,631, respectively	39,465	118,777			49,341
Prepaid expenses and other current assets	17,420	12,602		$ 9,182	7,662
Total current assets	115,342	179,807			136,950
Long-term investments	222	179			186
Goodwill	752,701	752,756			482,378	$ 315,399
Intangible assets, net	426,745	467,593			313,045
Property and equipment, net	37,962	25,232			15,049
Other noncurrent assets	14,321	14,445		6,360	3,496
Total Assets	1,347,293	1,440,012			951,104
Current Liabilities
Accounts payable and accrued liabilities	54,116	58,451			42,675
Incentive program payable	41,325	28,934			30,515
Deferred revenue	73,986	142,027			73,017
Acquisition-related obligations	2,000	3,100			3,699
Current portion of notes payable and capital lease obligations	66,536	64,902			9,590
Total current liabilities	237,963	297,414			159,496
Long-term deferred revenue	2,850	2,656			3,763
Notes payable and capital lease obligations	888,023	886,806			465,714
Other noncurrent liabilities	62,830	38,544		18,949	18,888
Total Liabilities	1,191,666	1,225,420			647,861
Commitments and Contingencies (Note 8)
Member's Equity
Member's capital	443,329	433,992			425,822
Accumulated other comprehensive loss	(841)	(898)			(1,124)
Accumulated deficit	(286,861)	(218,502)		$ (117,132)	(121,455)
Total member's equity	155,627	214,592	$ 234,795		303,243	$ 320,130
Total Liabilities and Shareholders' Equity	$ 1,347,293	$ 1,440,012			$ 951,104